UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22389

Salient Alternative Strategies I Fund

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
Salient Alternative Strategies I Fund	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 713-993-4675

Date of fiscal year end: 12/31/13

Date of reporting period: 09/30/13

Item 1.	Schedule of Investments.

SALIENT ALTERNATIVE STRATEGIES I FUND

Schedule of Investments

September 30, 2013

(Unaudited)

	Shares	Fair Value	% of Net Assets
Investments in the Master Fund
Salient Alternative Strategies Master Fund (99.66% of Net Assets)	30,783	$30,522,361

Total Investments in the Master Fund (Cost $30,966,674)		30,522,361	99.66%

Investments in Securities
Registered Investment Companies
Money Market Funds (0.77% of Net Assets)
JPMorgan 100% U.S. Treasury Securities Money Market Fund	236,108	236,108

Total Money Market Funds		236,108

Total Investments in Securities (Cost $236,108)		236,108	0.77%

Total Investments (Cost $31,202,782)		$30,758,469	100.43%

All securities are income producing.

See accompanying notes to schedule of investments.

1

Salient Alternative Strategies I Fund

Notes to Schedule of Investments

September 30, 2013

(Unaudited)

(1) ORGANIZATION

Salient Alternative Strategies I Fund (the “SAS I Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended and the Securities Act of 1933, commenced operations on April 1, 2010, as a non-diversified, closed-end management investment company. The SAS I Fund was created to serve as a feeder fund for Salient Alternative Strategies Master Fund (the “Master Fund”). The SAS I Fund has authorized and issued 33,333,333 and 2,115,724, respectively, common shares of beneficial interest (“Common Shares”), which may be issued in more than one class or series. For convenience, reference to the SAS I Fund may include the Master Fund, as the context requires.

The SAS I Fund’s investment objective is to generate returns that are marked by relatively moderate volatility as measured by annualized standard deviation and relatively low correlation to equity and other “risk” markets. The SAS I Fund pursues its investment objective by investing substantially all of its assets in the Master Fund which invests its assets across a variety of investment funds (the “Investment Funds”), individual securities, swaps, futures and/or other derivatives. The Master Fund’s Consolidated Schedule of Investments and Notes to Consolidated Schedule of Investments, included elsewhere in this report, should be read in conjunction with this report. The percentage of the Master Fund’s net assets owned by the SAS I Fund on September 30, 2013, was 53.13%.

The board of trustees (each member thereof a “Trustee” and, collectively, the “Board”) is authorized to engage an investment adviser, and pursuant to an investment management agreement (the “Investment Management Agreement”), it has selected Salient Advisors, L.P. (the “Adviser”) to manage the SAS I Fund’s portfolio and operations. The Adviser is a Texas limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is registered with the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool operator and commodity trading advisor and is a member of the National Futures Association. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the SAS I Fund’s investment program subject to the ultimate supervision of the Board.

Under the SAS I Fund’s organizational documents, the SAS I Fund’s Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the SAS I Fund. In the normal course of business, the SAS I Fund enters into contracts with service providers, which also provide for indemnifications by the SAS I Fund. The SAS I Fund’s maximum exposure under these arrangements is unknown as this would involve any future potential claims that may be made against the SAS I Fund. However, based on experience, management expects that risk of loss to be remote.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the SAS I Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

(b) CASH EQUIVALENTS

The SAS I Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) PORTFOLIO SECURITIES TRANSACTIONS

The SAS I Fund records investment transactions on a trade-date basis.

2

Salient Alternative Strategies I Fund

Notes to Schedule of Investments, continued

September 30, 2013

(Unaudited)

Investments that are held by the SAS I Fund are marked to fair value at the date of the Schedule of Investments.

(d) VALUATION OF INVESTMENTS

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the SAS I Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The function of the Adviser Valuation Committee, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or Citi Fund Services Ohio, Inc., the SAS I Fund’s independent administrator (the “Administrator”).

Investments currently held by the SAS I Fund are valued as follows:

•

MASTER FUND—The SAS I Fund invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value, using the net asset value (“NAV”) of the Master Fund as a practical expedient. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s Notes to Consolidated Schedules of Investments included elsewhere in this report.

•

OTHER—Fixed-income securities maturing within a relatively short time and of sufficient credit quality may be valued at amortized cost, which approximates market value and are typically categorized as Level 2 in the fair value hierarchy. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share and are categorized as Level 1 in the fair value hierarchy.

(e) USE OF ESTIMATES

The preparation of the Schedule of Investments in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities in the Schedule of Investments. Actual results could differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The SAS I Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the SAS I Fund’s investments are summarized in the three broad levels listed below:

• Level 1 —	unadjusted quoted prices in active markets for identical assets

• Level 2 —	investments with other significant observable inputs or investments that can be fully redeemed at the NAV in the “near term”

• Level 3 —

investments with significant unobservable inputs (which may include the SAS I Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the NAV in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or lock-up periods greater than quarterly (or monthly for underlying investments where the SAS I Fund owns more than 25% of the Investment Fund’s total net assets)

3

Salient Alternative Strategies I Fund

Notes to Schedule of Investments, continued

September 30, 2013

(Unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary categorization as of September 30, 2013, of the SAS I Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2	LEVEL 3	Total Investments
Investments
Investment in the Master Fund	$—	$—	$30,522,361	$30,522,361

Money Market Funds	236,108	—	—	236,108

Total Investments	$236,108	$—	$30,522,361	$30,758,469

The categorization of the SAS I Fund’s investment in the Master Fund as a Level 3 investment does not reflect the fact that many of the underlying investments held by the Investment Funds in which the Master Fund invests, if owned directly by the SAS I Fund, may be classified as Level 1 investments.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurements for investments held as of September 30, 2013:

	Fair Value as of September 30, 2013	Valuation Technique		Liquidity of Investments	Adjustments To NAV **
Investment
Investment in the Master Fund	$30,522,361	NAV as Practical Expedient	*	Quarterly or Greater	None

Total Investment	$30,522,361

*	Unobservable valuation input.
**

Amounts represent adjustments, if any, made to NAV provided by the investment manager or administrator of the Master Fund. Adjustments to the practical expedient NAV may be made under certain circumstances including, but not limited to, the probability that the Master Fund will be sold at a value significantly different than the reported expedient NAV.

The SAS I Fund discloses transfers between levels based on valuations at the end of the reporting period. The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:

	Investments
	Balance as of December 31, 2012	Gross Purchases	Gross (Sales)	Reinvestment of Dividends Received	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Balance as of September 30, 2013
Investment
Investment in the Master Fund	$36,431,990	$15,562,199	$(21,881,239)	$—	$(616,598)	$1,026,009	$30,522,361

Total Investment	$36,431,990	$15,562,199	$(21,881,239)	$—	$(616,598)	$1,026,009	$30,522,361

The change in unrealized appreciation/depreciation from Level 3 investments held at September 30, 2013, is $1,026,009.

4

Salient Alternative Strategies I Fund

Notes to Schedule of Investments, continued

September 30, 2013

(Unaudited)

(4) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the SAS I Fund invests either directly or through the Master Fund may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The SAS I Fund’s risk of loss in these Investment Funds is limited to the SAS I Fund’s pro rata share of the value of such Investment Funds as held directly or through the Master Fund. In addition, the Master Fund may invest directly in derivative securities or other financial instruments to provide a certain type of exposure for the Master Fund’s overall portfolio.

5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22387

Salient Alternative Strategies Master Fund

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
Salient Alternative Strategies Master Fund	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 713-993-4675

Date of fiscal year end: 12/31/13

Date of reporting period: 09/30/13

Item 1.	Schedule of Investments.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Consolidated Schedule of Investments

September 30, 2013

(Unaudited)

	Shares/	Fair	% of Net
	Principal Amount*	Value	Assets
Investments in Investment Funds
Passive Foreign Investment Companies
Event Driven (0.13% of Net Assets)
King Street Capital, Ltd. (British Virgin Islands)	594	$73,351

Total Event Driven		73,351

Top Down Alpha (35.97% of Net Assets)
Global Macro
BTG Pactual Global Emerging Markets, Ltd. (Cayman Islands)	1,796	4,062,304
Cumulus Energy Fund (Cayman Islands)	3,762	2,068,269
D.E. Shaw Heliant International Fund, L.P. (Bermuda)		6,185,818
Kepos Alpha Fund, Ltd. (United States)	5,000	4,649,676
MKP Opportunity Offshore, Ltd. (Cayman Islands)	12,460	3,698,870

Total Top Down Alpha		20,664,937

Bottom Up Alpha (56.81% of Net Assets)
Alphabet Offshore Fund, Ltd. (Cayman Islands)	3,658	4,698,710
AQR Delta Offshore Fund, L.P. (Cayman Islands)		1,286,385
Blue Mountain Credit Alternatives Fund, Ltd. (Cayman Islands)	43,596	4,590,866
Blueshift Energy Offshore Fund, Ltd. (Cayman Islands) (1)(2)	6,000	6,601,137
D.E. Shaw Composite International Fund (Bermuda)		52,561
Hudson Bay Overseas Fund, Ltd. (United States)	1,410	3,190,941
Millennium International, Ltd. (Cayman Islands)	2,613	3,789,467
Overseas CAP Partners, Inc. (Cayman Islands)	7	61,324
Saba Capital Offshore Fund, Ltd. (Cayman Islands)	7,398	7,900,274
Waterstone Market Neutral Offshore Fund, Ltd. (Cayman Islands)	2,303	474,501

Total Bottom Up Alpha		32,646,166

Total Investments in Investment Funds Cost ($48,482,594)		53,384,454	92.91%

Investments in Securities
Registered Investment Companies
United States
Exchange Traded Funds (5.07% of Net Assets)
Tactical Credit
Wisdom Tree Emerging Markets Local Debt Fund (2)	61,883	2,913,452

Total Tactical Credit		2,913,452

Total Exchange Traded Funds		2,913,452

Money Market Funds (8.34% of Net Assets)
JPMorgan 100% U.S. Treasury Securities Money Market Fund (2)	4,789,069	4,789,069

Total Money Market Funds		4,789,069

Total United States		7,702,521

Total Registered Investment Companies		7,702,521

Asset-Backed Securities (1.57% of Net Assets)
United States
Senior Debt
Highland Park CDO, Ltd., 0.59%, 11/25/51(2)(3)(4)	1,049,174	902,290

Total Senior Debt		902,290

Total United States		902,290

Total Asset-Backed Securities		902,290

Sovereign Bond (1.81% of Net Assets)
Mexico
Republic of Mexico, 6.50%, 06/10/21(2)(5)	12,950,000	1,039,919

Total Mexico		1,039,919

Total Sovereign Bond		1,039,919

Total Investments in Securities (Cost $9,542,714)		9,644,730	16.79%

Total Investments (Cost $58,025,308)		$63,029,184	109.70%

All securities are non-income producing unless noted otherwise.

Investments are pledged as collateral to secure borrowings under the line of credit agreement.

*	Shares and principal amounts are listed for each investment as applicable for that investment type.
(1)	Affiliated Investment. (See Note 4)
(2)	Income producing security.
(3)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2013.
(4)	Security has been fair valued in good faith using fair value procedures approved by the Board of Trustee and represents 1.6% of net assets. See Note 2 for further information.
(5)	The principal amount is disclosed in local currency and fair value is disclosed in U.S. Dollars.

See accompanying notes to Consolidated Schedule of Investments.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Consolidated Schedule of Investments, continued

September 30, 2013

(Unaudited)

Futures Contracts Purchased:
			Notional	Unrealized
	Expiration	Number of	Amount at	Appreciation
Description	Date	Contracts	Value	(Depreciation)
10-Year Japan Government Bond	December 2013	1	$1,466,423	$13,581
ASX SPI 200 Index	December 2013	6	730,721	(976)
CAC 40 10 Euro	October 2013	9	504,748	5,476
Cocoa (a)	December 2013	5	132,000	12,582
Cotton No. 2 (a)	December 2013	8	348,840	11,856
E-Mini S&P 500	December 2013	9	753,435	(1,845)
E-Mini S&P Midcap 400	December 2013	5	620,300	7,187
FTSE 100 Index	December 2013	7	728,520	(13,915)
FTSE/JSE Top 40 Index	December 2013	17	673,681	7,775
FTSE/MIB Index	December 2013	4	471,228	1,443
Gasoline RBOB (a)	November 2013	4	441,538	(36,186)
German Stock Index	December 2013	2	580,919	7,168
Hang Seng China Enterprises Index	October 2013	5	333,142	(11,942)
Hang Seng Index	October 2013	3	442,571	(8,060)
IBEX 35 Index	October 2013	4	494,256	15,787
Lean Hogs (a)	December 2013	25	866,250	6,228
MSCI Taiwan Stock Index	October 2013	15	430,650	(8,904)
NYMEX WTI Crude (a)	October 2013	4	409,320	(25,414)
OMXS30 Index	October 2013	31	608,162	(3,475)
LME Lead (a)	November 2013	10	526,563	(10,974)
Russell 2000 Mini Index	December 2013	5	535,700	12,562
S&P/Toronto Stock Exchange 60 Index	December 2013	5	709,292	3,721
SGX CNX Nifty Index	November 2013	35	403,585	(12,068)
Tokyo Price Index	December 2013	2	243,488	8,172

			$13,455,332	$(20,221)

Futures Contracts Sold:
			Notional	Unrealized
	Expiration	Number of	Amount at	Appreciation
Description	Date	Contracts	Value	(Depreciation)
10-Year Australia Commonwealth Treasury Bond	December 2013	12	$1,316,387	$(28,288)
10-Year Canada Bond	December 2013	11	1,384,639	(15,390)
10-Year US Treasury Note	December 2013	12	1,516,687	(30,508)
Coffee ‘C’ (a)	December 2013	13	554,288	34,413
Copper (a)	December 2013	3	249,225	(8,328)
Corn (a)	December 2013	18	397,350	12,782
Gas Oil (a)	November 2013	2	182,400	10,195
Gold 100 Oz (a)	December 2013	4	530,800	(26,214)
ICE Brent Crude (a)	November 2013	2	214,860	10,102
Live Cattle (a)	January 2014	22	1,161,380	(27,289)
Long Gilt	December 2013	7	1,250,024	(18,563)
Natural Gas (a)	October 2013	7	249,200	6,736
NY Harbor ULSD (a)	November 2013	2	249,606	15,626
Primary Aluminum (a)	November 2013	13	593,125	(6,222)
Primary Nickel (a)	November 2013	6	501,210	2,768
Silver (a)	December 2013	1	108,540	(10,173)

See accompanying notes to Consolidated Schedule of Investments.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Consolidated Schedule of Investments, continued

September 30, 2013

(Unaudited)

Futures Contracts Sold (continued):

			Notional	Unrealized
	Expiration	Number of	Amount at	Appreciation
Description	Date	Contracts	Value	(Depreciation)
Soybean (a)	November 2013	3	$192,413	$(12,498)
Sugar #11 (a)	March 2014	37	751,722	(31,346)
Wheat (a)	December 2013	14	474,950	(15,002)
Zinc (a)	November 2013	7	333,069	(2,344)

			$12,211,875	$(139,543)

Total Return Swap Agreements:
		Maturity	Notional	Unrealized Gain
Underlying Instrument	Counterparty	Date	Amount at Value	(Loss)
GS-Strangle Index	Goldman Sachs International	11/5/2013	$16,106,093	$—
Lyxor Swap (a)	Societe Generale	8/19/2016	8,000,000	—
Salient DB Index (a)	Deutsche Bank AG	12/18/2017	1,000	—

			$24,107,093	$—

(a)	These investments are held by Salient Alternative Strategies Offshore Fund, Ltd. (the “Subsidiary”).

Interest Rate Swap Agreements:
							Unrealized
Pay/ Receive		Fixed	Expiration		Notional		Appreciation
Floating Rate	Floating Rate Index	Rate	Date	Counterparty	Amount	Value	(Depreciation)
Pay	3-Month U.S. Dollar LIBOR BBA	2 .34%	7/29/17	Goldman Sachs International	$80,000,000	$113,471	$113,471

						$113,471	$113,471

See accompanying notes to Consolidated Schedule of Investments.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Schedule of Investments

September 30, 2013

(Unaudited)

(1) ORGANIZATION

Salient Alternative Strategies Master Fund (the “Master Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on February 1, 2010, as a non-diversified, closed-end management investment company. The Master Fund is the master fund in a master-feeder structure in which there are currently two feeder funds. The Master Fund has authorized an unlimited number of common shares of beneficial interest (“Common Shares”) and has issued 57,945 Common Shares, which may be issued in more than one class or series.

The Master Fund’s investment objective is to generate returns that are marked by relatively moderate volatility as measured by annualized standard deviation and relatively low correlation to equity and other “risk” markets. The Master Fund pursues its investment objective by investing its assets across a variety of investment funds (the “Investment Funds”), individual securities, swaps, futures and/or other derivatives. The Investment Funds are managed by a carefully selected group of investment managers identified by the Adviser, as hereinafter defined. The various styles and strategies employed by the Investment Funds and supplemented by the Master Fund’s direct investments serve to achieve a portfolio that is broadly allocated.

The board of trustees (each member thereof a “Trustee” and collectively the “Board”) is authorized to engage an investment adviser, and pursuant to an investment management agreement (the “Investment Management Agreement”), it has selected Salient Advisors, L.P. (the “Adviser”) to manage the Master Fund’s portfolio and operations. The Adviser is a Texas limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is registered with the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool operator and commodity trading advisor, and is a member of the National Futures Association. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

The Master Fund may invest up to 25% of its total assets in Salient Alternative Strategies Offshore Fund, Ltd. (the “Subsidiary”). The Subsidiary, which is wholly-owned by the Master Fund, and therefore consolidated in the Master Fund’s consolidated financial statements, is organized under the laws of the Cayman Islands. The Subsidiary was formed on June 12, 2012, and has been consolidated since its formation. The Master Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law requirements applicable to regulated investment companies (“RIC”). Where the context requires, the “Master Fund” includes both the Master Fund and the Subsidiary.

Under the Master Fund’s organizational documents, the Master Fund’s Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, management expects that risk of loss to be remote.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Schedule of Investments, continued

September 30, 2013

(Unaudited)

The accompanying Consolidated Schedule of Investments includes the investments of the Master Fund and the Subsidiary on a consolidated basis. All intercompany accounts and transactions have been eliminated in consolidation.

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) PORTFOLIO SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund are marked to fair value at the date of the Consolidated Schedule of Investments.

(d) VALUATION OF INVESTMENTS

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The function of the Adviser Valuation Committee, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds in order to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of net assets of the Master Fund as of September 30, 2013.

Investments currently held by the Master Fund are valued as follows:

•

INVESTMENT FUNDS— Investments in Investment Funds are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Schedule of Investments, continued

September 30, 2013

(Unaudited)

valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds. Investment Funds are typically categorized as Level 2 or 3 in the fair value hierarchy based upon liquidity.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES— In general, the Master Fund values these securities at their last sales price on the exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Master Fund uses the price from the exchange that it considers to be the principal exchange on which the security is traded. If there have been no sales for that day on the exchange where the security is principally traded, then the price of the security will be valued at the mean between the closing “bid” and “ask” prices on the valuation date. In these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded, and translated into U.S. dollars at the current exchange rate. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s NAV that would materially affect the value of the security and the NAV of the Master Fund, the value of such security and the NAV of the Master Fund will be adjusted to reflect the change in the estimated value of the security. Such fair valued securities are typically categorized as Level 2 in the fair value hierarchy, based upon the inputs used to value the securities.

•

DERIVATIVES—Exchange traded futures contracts are valued using quoted final settlement prices from the national exchange on which they are principally traded and are typically categorized as Level 1 in the fair value hierarchy. If no such price is reported by such exchange on the valuation date, the Adviser Valuation Committee in conjunction with the Administrator will determine the fair value of in good faith using information that is available at such time. Such fair valued investments are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the inputs used to value the investments.

Options that are listed on a securities exchange are generally valued at the closing “bid” and “ask” prices for options held long and short, respectively on the valuation date and are typically categorized as Level 1 in the fair value hierarchy. If no such bid or ask price is reported, the positions are valued at the last sales price on the valuation date. If no such sales price is reported by such exchange on the valuation date, the Adviser Valuation Committee in conjunction with the Administrator will determine the fair value of such investments in good faith using information that is available at such time. Such fair valued options are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Non exchange-traded derivatives, such as swap agreements are valued based on procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy. Interest rate and total return swaps are generally fair valued using evaluated quotes provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the swap agreement) on the valuation date.

•

OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange are valued at the end of day NAV per share and are categorized as Level 1 in the fair value hierarchy. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RICs value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security. Such fair valued investments are typically categorized as Level 1 or Level 2 in the fair value hierarchy, based upon the inputs used to value the investments.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Schedule of Investments, continued

September 30, 2013

(Unaudited)

Fixed-income securities are valued according to prices as furnished by an independent pricing service or broker/dealer quotes and are typically categorized as Level 2 in the fair value hierarchy. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value, and are typically categorized as Level 2 in the fair value hierarchy.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the fair valuation procedures approved by the Board. In each of these situations, valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

(e) FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(f) DERIVATIVE INSTRUMENTS

All open derivative positions at period-end are presented in the Master Fund’s Consolidated Schedule of Investments. In addition to the derivatives held by the Master Fund, the Investment Funds may have directly engaged in derivative transactions during the period. The following is a description of the derivative instruments that the Master Fund utilizes as part of an asset overlay strategy to create investment exposure consistent with the Master Fund’s investment objectives, including the primary underlying risk exposures related to each instrument type.

FUTURES CONTRACTS—The Master Fund invests in futures contracts to gain exposure to, or hedge against, changes in the value of equities, commodities, interest rates or foreign markets. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Master Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). In general, payments are made by the Master Fund to the broker if total equity falls below the initial margin when marked to the closing price at the end of each day. The underlying securities are not physically delivered. The Master Fund recognizes a gain or loss equal to the daily fluctuations in the value of the underlying security. Should market conditions move unexpectedly, the Master Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves, to varying degrees, elements of market risk (generally equity price risk related to stock index or equity futures contracts, interest rate risk related to bond futures contracts, and commodity price risk related to commodity futures contracts) and exposure to loss. The face or contract amounts reflect the extent of the total exposure the Master Fund has in the particular classes of instruments. Among other risks, the use of futures contracts may cause the Master Fund to have imperfect correlation due to differences between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the Master Fund since the futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures against default.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Schedule of Investments, continued

September 30, 2013

(Unaudited)

SWAP AGREEMENTS—The Master Fund invests in swap agreements to replicate the performance of a particular Investment Fund or to adjust or hedge market or risk exposure. As of period end, the Master Fund is invested in interest rate and total return swaps.

A total return swap agreement is a bilateral financial contract agreement where one party (the payer) agrees to pay the other (the receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to an asset without owning or shorting the underlying asset directly. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest.

An interest rate swap involves the exchange of commitments to pay and receive interest based on a notional amount and is subject to interest rate risk exposure. If the other party to an interest rate swap defaults, the Master Fund’s risk of loss consists of the net amount of interest payments that the Master Fund is contractually entitled to receive.

Swap agreements do not involve the physical delivery of assets, thereby limiting the risk of loss to the Master Fund to the net amount of payments it is contractually obligated to make. The Master Fund remains subject to credit risk with respect to the net amount expected to be received from the other party. However, the Master Fund seeks to minimize this risk by generally requiring collateral, in the form of cash, to be held in a broker segregated account for swap agreements. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary securities transactions. The use of swap agreements involves, to varying degrees, elements of market risk, equity risk and counterparty risk.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Schedule of Investments, continued

September 30, 2013

(Unaudited)

The following is a summary of the fair value of derivative instruments held directly by the Master Fund as of September 30, 2013. These derivatives are presented in the Consolidated Schedule of Investments.

	Assets		Liabilities
	Unrealized	Unrealized	Unrealized
	Gain on	Appreciation on	Depreciation on
	Swap Agreements	Futures Contracts	Futures Contracts
Equity Risk Exposure:
Futures Contracts	$—	$69,291	$61,185

Commodity Risk Exposure:
Futures Contracts	—	123,288	211,990

Interest Rate Risk Exposure:
Futures Contracts	—	13,581	92,749
Swap Agreements	113,471	—	—

(g) CFTC REGULATION

On August 13, 2013, the CFTC adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to registered investment companies, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In December 2012, The Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how fund of funds are to determine whether they are deemed to be commodity pools. As of September 30, 2013, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

(h) FEDERAL INCOME TAX INFORMATION

The Master Fund’s tax cost as of September 30, 2013 was $67,450,600, resulting in accumulated net unrealized depreciation of $(4,421,416), consisting of $6,083,515 in gross unrealized appreciation and $(10,504,931) in gross unrealized depreciation.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Schedule of Investments, continued

September 30, 2013

(Unaudited)

(i) USE OF ESTIMATES

The preparation of the Consolidated Schedule of Investments in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities in the Consolidated Schedule of Investments. Actual results could differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

• Level 1 —	unadjusted quoted prices in active markets for identical assets

• Level 2 —	investments with other significant observable inputs or investments that can be fully redeemed at the NAV in the “near term”

• Level 3 —

investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the NAV in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or lock-up periods greater than quarterly (or monthly for underlying investments where the Master Fund owns more than 25% of the Investment Fund’s total net assets)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary categorization as of September 30, 2013, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1		LEVEL 2		LEVEL 3	Total
		Other Financial		Other Financial			Other Financial
	Investments	Instruments^	Investments	Instruments^	Investments	Investments	Instruments^
Investment Funds
Passive Foreign Investment Companies
Event Driven	$—	$—	$—	$—	$73,351	$73,351	$—
Top Down Alpha	—	—	14,479,119	—	6,185,818	20,664,937	—
Bottom Up Alpha	—	—	24,151,948	—	8,494,218	32,646,166	—
Investment Securities
Registered Investment Companies
Money Market Funds	4,789,069	—	—	—	—	4,789,069	—
Tactical Credit	2,913,452	—	—	—	—	2,913,452	—
Asset -backed Securities	—	—	—	—	902,290	902,290	—
Sovereign Bonds	—	—	1,039,919	—	—	1,039,919	—
Derivative Instruments
Futures Contracts	—	(159,764)	—	—	—	—	(159,764)
Swap Agreements	—	—	—	113,471	—	—	113,471

Total	$7,702,521	$(159,764)	$39,670,986	$113,471	$15,655,677	$63,029,184	$(46,293)

^

Other financial instruments include any derivative instruments not reflected in the Consolidated Schedule of Investments as investments, such as futures contracts and swap agreements. These financial instruments are generally recorded in the consolidated financial statements at the unrealized gain or loss on the financial instrument.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Schedule of Investments, continued

September 30, 2013

(Unaudited)

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 investments.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurements for investments held as of September 30, 2013:

	Fair Value as of		Liquidity
	September 30,	Valuation	of	Adjustments
	2013	Technique	Investments	To NAV **
Investments
Investment Funds
Passive Foreign Investment Companies
Event Driven	$73,351	NAV as Practical Expedient *	Quarterly or Greater	None
Top Down Alpha	6,185,818	NAV as Practical Expedient *	Monthly or Greater	None
Bottom Up Alpha	8,494,218	NAV as Practical Expedient *	Quarterly or Greater	None
Investment Securities
Asset -backed securities	902,290	Third party valuation model	N/A	N/A

Total Investments	$15,655,677

*	Unobservable valuation input.
**

Amounts represent adjustments, if any, made to NAV provided by the investment manager or administrator of the Investment Funds. Adjustments to the practical expedient NAV may be made under certain circumstances including, but not limited to, the following: the practical expedient NAV received is not as of the Master Fund’s measurement date; it is probable that the Investment Fund will be sold at a value significantly different than the reported expedient NAV; it is determined by the Board Valuation Committee that the Investment Fund is not being valued at fair value by the Investment Fund manager.

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. Transfers that occurred between Levels 2 and 3 as of September 30, 2013, based on levels assigned to investments on December 31, 2012, are included in the table below. Transfers between Levels 2 and 3 in the fair value hierarchy generally relate to changes in liquidity provisions of the Investment Funds. The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:

	Investments
						Change in
	Balance as of					Unrealized	Balance as of
	December 31,	Transfers	Gross	Gross	Net Realized	Appreciation/	September 30,
	2012	In (Out)	Purchases	Sales	Gain (Loss)	Depreciation	2013
Passive Foreign Investment
Companies
Event Driven	$79,014	$—	$—	$(14,322)	$1,573	$7,086	$73,351
Top Down Alpha	10,977,250	—	—	(4,431,562)	1,042,673	(1,402,543)	6,185,818
Bottom Up Alpha	13,568,799	—	—	(5,902,209)	1,073,475	(245,847)	8,494,218
Investments in Securities
Asset-backed Securities(1)	—	902,290	—	—	—	—	902,290

Total Investments	$24,625,063	$902,290	$—	$(10,348,093)	$2,117,721	$(1,641,304)	$15,655,677

(1)	Transfer relates to a change in valuation technique to a third party model based on unobservable cash flow inputs, as broker quotes became unavailable during the period.

The change in unrealized appreciation/depreciation from Level 3 investments held at September 30, 2013, is $(1,883,728).

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Schedule of Investments, continued

September 30, 2013

(Unaudited)

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the security and the NAV of the Master Fund as of the valuation date.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for all investments in other Investment Funds constituting greater than 5% of net assets as of September 30, 2013:

	Fair Value as
	% of Net	Redemption	Redemption Restrictions
Passive Foreign Investment Companies:	Assets	Frequency	and Terms
Alphabet Offshore Fund, Ltd.	8.18%	Quarterly	None
Blue Mountain Credit Alternatives Fund, Ltd.	7.99%	Quarterly	25% per Quarter
BTG Pactual Global Emerging Markets, Ltd.	7.07%	Quarterly	None
D.E. Shaw Heliant International Fund, L.P.	10.77%	Monthly	8.33% per Month
Hudson Bay Overseas Fund, Ltd.	5.55%	Quarterly	None
Kepos Alpha Fund Ltd.	8.09%	Quarterly	0-1 year; 4% early redemption fee
Millenium International, Ltd.	6.60%	Quarterly	25% per Quarter
MKP Opportunity Offshore, Ltd.	6.44%	Monthly	None
Saba Capital Offshore Fund, Ltd.	13.75%	Quarterly	0-1 year lock-up period
Blueshift Energy Offshore Fund, Ltd.	11.49%	Monthly	0-3 months; 4% early redemption fee

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Schedule of Investments, continued

September 30, 2013

(Unaudited)

(4) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT FUND LIQUIDITY

Certain Investment Funds in which the Master Fund invests have restrictions on liquidity which may result in limitations or restrictions on redemptions including, but not limited to, early redemption fees. The Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually after a maximum of a one year lock-up period from the date of the initial or additional investment. Investment Funds may, depending on the Investment Fund’s governing documents, have the ability to deny or delay a redemption request. A listing of the investments held by the Master Fund and their attributes as of September 30, 2013, is shown in the table below.

				Notice
	Investment	Fair Value	Redemption	Period	Redemption
Investment Category	Strategy	(in 000s)	Frequency *	(in Days) *	Restrictions and Terms *
Event Driven (a)	Seek to profit from companies expecting to face major corporate events.	$73	N/A	N/A	Non-redeemable
Top Down Alpha (b)	Designed to deliver positive returns from investments that attempt to extract excess return from certain markets or sub- markets.	20,665	Monthly - Quarterly	≤ 90	None
Bottom Up Alpha (c)	Invest simultaneously in long and short positions across various asset classes.	32,646	Monthly - Quarterly	45-90	None

		$53,384

*

The information summarized in the table above represents the general terms for a majority of the investments in Investment Funds within the specified investment category. Individual Investment Funds may have terms that are different than the general terms indicated for the investment category as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and/or waive such terms.

(a)

This category includes Investment Funds that invest in securities of companies that are facing a major corporate event. Investments in this category include common and preferred equities as well as debt of companies where the managers expect certain events to occur including mergers, acquisitions, restructurings, spin-offs or significant litigation.

(b)

This category includes Investment Funds that utilize strategies that attempt to extract excess return from certain markets or sub-markets. Investments in this category may include futures contracts, domestic and foreign equity securities, and commodities.

(c)

This category includes Investment Funds that invest in an identified security or group of securities that are undervalued or overvalued relative to another security or security group. Investments under this category may include derivatives, commodities, fixed income securities, and long and short equity strategies.

(b) AFFILIATED INVESTMENT FUNDS

At September 30, 2013, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. A listing of these affiliated Investment Funds (including activity during the period ended September 30, 2013) is shown below:

Change in
						Realized Gain	Unrealized		Interest/
	Shares	Shares	Fair Value	Cost of	Proceeds	(Loss) on	Appreciation/	Fair Value	Dividend
Security	12/31/2012	9/30/2013	12/31/2012	Purchases	from Sales	Investments	Depreciation	9/30/2013	Income
Blueshift Energy Offshore Fund, Ltd.	—	6,000	$—	$6,000,000	$—	$—	$601,137	$6,601,137	$27,426

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds. In addition, by investing directly in derivative instruments, the Master Fund is subject to credit risk with respect to the net amount expected to be received from the other party. The Master Fund may be negatively impacted if the other party defaults or fails to perform its obligations under such agreement.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Salient Alternative Strategies I Fund

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell Principal Executive Officer

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date: November 25, 2013

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date: November 25, 2013